Operating Segments Information	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Operating Segments Information
41.	OPERATING SEGMENTS INFORMATION

The Group has the following reportable segments: Packaging, Testing and EMS. The Group packages bare semiconductors into finished semiconductors with enhanced electrical and thermal characteristics; provides testing services, including front-end engineering testing, wafer probing and final testing services; engages in the designing, assembling, manufacturing and sale of electronic components and telecommunications equipment motherboards. Information about other business activities and operating segments that are not reportable are combined and disclosed in “Others.” The Group engages in other activities such as substrate production as well as sale and leasing of real estate properties.

The accounting policies for segments are the same as those described in Note 4. The measurement basis for resources allocation and performance evaluation is based on profit before income tax.

a.	Segment revenues and operation results

					Adjustments
	Packaging	Testing	EMS	Others	and Eliminations	Total
	NT$	NT$	NT$	NT$	NT$	NT$

For the year ended December 31, 2018

Revenue from external customers	178,308,222	35,903,202	151,890,384	4,990,613	-	371,092,421
Inter-group revenues (Note 1)	3,531,431	212,310	58,836,465	7,637,053	(70,217,259)	-
Segment revenues	181,839,653	36,115,512	210,726,849	12,627,666	-	441,309,680
Interest income	166,761	55,108	354,343	352,232	(462,233)	466,211
Interest expense	(3,647,601)	(101,338)	-	(249,180)	462,233	(3,535,886)
Depreciation and amortization	(29,491,977)	(9,560,610)	(2,065,590)	(1,570,726)	-	(42,688,903)
Share of the profit or loss of associates and joint ventures	(456,846)	(23,398)	-	-	-	(480,244)
Impairment loss	(654,081)	-	-	-	-	(654,081)
Segment profit before income tax	17,866,431	7,952,484	6,225,984	(107,221)	-	31,937,678
Expenditures for segment assets	22,787,190	12,991,023	2,529,771	784,254	-	39,092,238

December 31, 2018

Investments accounted for using the equity method	9,152,290	160,018	-	-	-	9,312,308
Contract assets	3,488,372	1,000,128	-	-	-	4,488,500

For the year ended December 31, 2019

Revenue from external customers	198,916,897	42,658,686	165,789,479	5,817,122	-	413,182,184
Inter-group revenues (Note 1)	5,370,963	231,399	60,638,567	7,431,399	(73,672,328)	-
Segment revenues	204,287,860	42,890,085	226,428,046	13,248,521	-	486,854,512
Interest income	186,291	90,091	249,487	284,458	(260,646)	549,681
Interest expense	(3,403,475)	(545,609)	(255,404)	(243,013)	260,646	(4,186,855)
Depreciation and amortization	(33,456,831)	(12,379,703)	(2,534,825)	(2,095,482)	-	(50,466,841)
Share of the profit or loss of associates and joint ventures	75,303	39,852	67,120	-	-	182,275
Impairment loss	(601,066)	(141)	-	-	-	(601,207)
Segment profit before income tax	7,572,763	10,321,537	6,082,106	(696,595)	-	23,279,811
Expenditures for segment assets	35,462,305	23,966,051	2,770,129	875,402	-	63,073,887

December 31, 2019

Investments accounted for using the equity method	8,867,316	1,123,490	2,094,401	-	-	12,085,207
Contract assets	4,162,124	1,735,192	-	-	-	5,897,316

For the year ended December 31, 2020

Revenue from external customers	218,666,071	47,271,074	204,690,669	6,350,896	-	476,978,710
Inter-group revenues (Note 1)	10,436,168	435,587	21,472,775	7,234,303	(39,578,833)	-
Segment revenues	229,102,239	47,706,661	226,163,444	13,585,199	-	516,557,543
Interest income	133,160	79,821	275,766	32,036	-	520,783
Interest expense	(2,244,280)	(564,269)	(443,519)	(185,160)	-	(3,437,228)
Depreciation and amortization	(32,333,229)	(14,189,024)	(2,877,546)	(1,859,266)	-	(51,259,065)
Share of the profit or loss of associates and joint ventures	362,133	99,670	85,809	-	-	547,612
Impairment loss	(218,600)	(773,673)	-	-	-	(992,273)
Segment profit before income tax	17,476,440	10,277,760	8,438,766	(424,168)	-	35,768,798
Expenditures for segment assets	38,643,303	14,275,397	5,614,409	491,092	-	59,024,201

December 31, 2020

Investments accounted for using the equity method	9,146,344	1,340,307	2,320,022	-	-	12,806,673
Contract assets	3,641,244	1,141,660	-	-	-	4,782,904

					Adjustments
	Packaging	Testing	EMS	Others	and Eliminations	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

For the year ended December 31, 2020

Revenue from external customers	7,787,253	1,683,443	7,289,554	226,171	-	16,986,421
Inter-group revenues (Note 1)	371,659	15,512	764,700	257,632	(1,409,503)	-
Segment revenues	8,158,912	1,698,955	8,054,254	483,803	-	18,395,924
Interest income	4,742	2,842	9,821	1,141	-	18,546
Interest expense	(79,925)	(20,095)	(15,795)	(6,594)	-	(122,409)
Depreciation and amortization	(1,151,468)	(505,307)	(102,477)	(66,213)	-	(1,825,465)
Share of the profit or loss of associates and joint ventures	12,896	3,550	3,056	-	-	19,502
Impairment loss	(7,785)	(27,552)	-	-	-	(35,337)
Segment profit before income tax	622,380	366,017	300,526	(15,106)	-	1,273,817
Expenditures for segment assets	1,376,186	508,383	199,943	17,489	-	2,102,001

December 31, 2020

Investments accounted for using the equity method	325,724	47,732	82,622	-	-	456,078
Contract assets	129,674	40,657	-	-	-	170,331

Note 1: Inter-group revenues were eliminated upon consolidation.

Note 2: The disaggregated product and service type from the Group's contract with customer is the same as those disclosed in above reportable segment.

b.	Revenue from major products and services

	For the Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$	US$ (Note 4)

Packaging service	$178,308,222	$198,916,897	$218,666,071	$7,787,253
Testing service	35,903,202	42,658,686	47,271,074	1,683,443
EMS	151,890,384	165,789,479	204,690,669	7,289,554
Others	4,990,613	5,817,122	6,350,896	226,171

	$371,092,421	$413,182,184	$476,978,710	$16,986,421

c.	Geographical information

The Group’s revenue from external customers by location of headquarter and information about its non-current assets by location of assets are detailed below.

1)	Net revenues from external customers

	For the Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$	US$ (Note 4)

United States	$230,791,164	$245,521,027	$297,117,001	$10,581,090
Taiwan	45,630,792	51,244,470	64,829,301	2,308,736
Asia	56,031,108	75,938,364	74,447,091	2,651,249
Europe	36,844,258	38,613,132	39,477,306	1,405,887
Others	1,795,099	1,865,191	1,108,011	39,459

	$371,092,421	$413,182,184	$476,978,710	$16,986,421

2)	Non-current assets

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Taiwan	$239,532,971	$239,353,978	$8,524,002
China	68,747,648	63,907,990	2,275,926
Others	26,645,450	34,107,657	1,214,660

	$334,926,069	$337,369,625	$12,014,588

Non-current assets exclude financial instruments, post-employment benefit assets, and deferred tax assets.

d.	Major customers

Except customer A from which the operating revenues generated from packaging and EMS segments were NT$92,117,839, NT$103,987,781 thousand and NT$145,952,908 thousand (US$5,197,753 thousand) for the years ended December 31, 2018, 2019 and 2020, respectively, and customer B from which the operating revenues generated from packaging and testing segments was NT$44,653,072 thousand for the year ended December 31, 2019, the Group did not have any other individual customer from which the operating revenues exceeded 10% of operating revenues for the years ended December 31, 2018, 2019 and 2020.